Inventories - Summary Of Inventories (Detail) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Raw materials	€ 24,023,441	€ 5,225,600	€ 1,984,132
Work in progress	14,762,806	11,998,927	2,211,736
Finished goods	15,686,174	10,264,746	3,048,753
Total	€ 54,472,421	€ 27,489,273	€ 7,244,621